Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Taizhou Su Xuan Tang Chinese Hospital Co. Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 25,528	$ 17,478	$ 19,246
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	2,232	11,533	16,658
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		4,610	138,275
Total revenue generated from related parties [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 27,760	$ 33,621	$ 174,179